Prepaid expenses and other current assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Prepaid expenses and other current assets
Withholding tax receivables	$ 1,454,429	$ 983,770
Refundable deposits	150,901	160,902
Other assets	60,468	134,826
Prepaid expenses	140,769	31,309
Total	$ 1,806,567	$ 1,310,807